DECEMBER 31, 1998

ANNUAL
REPORT

CALVERT MUNICIPAL FUND, INC.

CONTENTS

President's Letter
1

Portfolio
Manager Remarks
2

Report of Independent
Accountants
6

Statement of
Net Assets
7

Statements
of Operations
16

Statements of
Changes in Net Assets
18

Notes to
Financial Statements
22

Financial Highlights
26

Year 2000 Update
30

[picture of Barbara Krumsiek, no caption]

Dear Shareholders:

Investors' risk tolerance was tested in 1998. Global financial turmoil contributed to a high level of market volatility. By the end of the third quarter, most equity investors were looking at negative results for the year-to-date. The fourth quarter brought fast relief, however, with stock market indices bouncing back to provide investors with a fourth consecutive year of double-digit gains. Price appreciation was an integral component of bond returns, as yields generally declined throughout the year.

Among stocks, the top performers were tightly consolidated by capitalization range and industry group. Large-capitalization companies and technology plays fueled most of the advance. In the bond market, long-term U.S. Treasury securities outperformed other categories substantially.

While investors may be tempted to chase the current trend setters, that approach comes with increased risk now, given the stock market's high levels and increased volatility. We encourage investors to make decisions based on their financial objectives and tolerance for risk. At this point, it would be a good idea to reevaluate your asset allocation to be sure you are positioned at a comfortable risk level. If you think change is in order, your financial professional can suggest strategies that keep you on track to meet long-term financial objectives without exposing you to undue levels of risk.

We appreciate your investment in Calvert Group funds and look forward to providing competitive returns in the year ahead.

Sincerely,

/s/

Barbara J. Krumsiek
President and CEO

January 19, 1999

[picture of Emmett Long]
Emmett Long is a member of the CAMCO portfolio management team.

National Municipal seeks to earn the highest level of interest income exempt from federal income taxes, and each state specific fund seeks to earn the highest level of interest income exempt from federal and specific state income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of each Fund.

Fund
Information

asset allocation
intermediate
tax-exempt bonds

NASDAQ symbol
National                       CINMX
California                     CCIMX
Maryland                       CMDMX
Virginia                       CVAAX

CUSIP number
National                 131616-20-3
California               131616-10-4
Maryland                 131616-30-2
Virginia                 131616-60-9

CALVERT MUNICIPAL
INTERMEDIATE FUNDS

Could you describe the investment climate during this period?

Sectors of the U.S. economy showed signs of strength, but, absent clear signs of inflation, interest rates remained low. Financial troubles in Asia, Russia and Latin America set off a flight to quality, with investors seeking the safety of U.S. issued debt securities, primarily Treasuries.

The Federal Reserve maintained its neutral monetary policy until late in September, when worsening conditions abroad threatened the liquidity of financial markets worldwide. In three separate moves, the Fed lowered the federal funds rate, a key overnight bank lending rate, by a total of 75 basis points.

Would you discuss relative performance and strategy for each of the municipal portfolios?

National Intermediate
The Fund returned 5.46% for the year, a bit above the 5.34% return for the average intermediate-term municipal debt fund tracked by Lipper. The positive performance was largely due to the greater number of non-callable issues in the portfolio. Investors paid a premium for non-callables during this period, and since we have been accumulating bonds with this structure for several years, we were rewarded nicely.

In 1999, one of the key factors in our ability to implement our strategy will be the amount, size and quality of issues coming to market. Issuance was robust in 1998, but municipals' historically wide spreads relative to Treasuries still kept a number of issuers out of the market. We'll be evaluating our holdings as they near maturity and assessing the investment opportunities presented by new and secondary market issues. At this point, we expect to keep the Fund's weighted average duration (a measure of the portfolio's interest rate sensitivity) long, relative to our benchmark.

California Intermediate
The Fund returned 5.51% for the year, in line with the 5.53% return for the Lipper average.

The performance was the result of the Fund's structure and duration management. We took profits on some of our lower credit quality holdings, after these rose in price, and reinvested the proceeds in high-grade issues. We kept the duration near the long end of our target range. We also benefited from positions in non-callable bonds. These commanded premium prices throughout the third quarter.

After a period of muted demand, the California municipal market is thriving again. Demand was high in 1998 and investors paid a premium for almost every California issue. As long as the California economy remains strong, demand for municipal issues should also remain strong.

If issuance gets way out of line, the premium individuals are willing to pay could disappear. At this point, we expect to manage the Fund with a longer than average duration.

Maryland Intermediate
The Fund returned 4.88% for the year, trailing the 5.05% return on the Lipper Other States Municipal Funds Average. The Fund earned very strong returns in the third quarter, which almost fully compensated for the weaker results from the first part of the year.

During the second half, we benefited from a slightly longer than average core duration and exposure to non-callable bonds in the 12- to 14-year maturity range. A longer duration indicates greater interest rate sensitivity; thus, when bond yields moved lower in the third quarter, the effect on the Fund's net asset value was more favorable.

Maryland municipalities should continue to be successful in bringing new issues to market, as we expect high-quality issues will continue to be popular with investors in 1999. At this point, we plan to manage the Fund with a slightly longer duration, relative to its peer group. We'll also be evaluating spreads across the spectrum of available issues in an attempt to identify and profit from undervalued sectors.

Virginia Intermediate
The Fund's total return for the year was 4.88%, which was a bit below the 5.05% return for the average comparable fund tracked by Lipper. The Fund lagged during the first half of the year and led during the second half. Unfortunately, our strong performance in the second half could not completely close the gap.

The Fund was rewarded in the second half for having a slightly longer duration than that of our peers and for holding a significant number of non-callable bonds, issues for which investors paid a premium. The longer a bond's duration, the more its price rises in response to a decline in rates. We also benefited from the sale of some underperforming housing issues. We reinvested the proceeds in issues in other sectors.

We'll be monitoring supply and demand conditions carefully in 1999. In recent years, Virginia debt issuance has been well under the volume cap. That should not change; however, there are a number of infrastructure projects in the works that will require significant funding.

PORTFOLIO
STATISTICS

weighted
average maturity

National
12.31.98           10 years
12.31.97           10 years

California
12.31.98            9 years
12.31.97            9 years

Maryland
12.31.98            9 years
12.31.97            9 years

Virginia
12.31.98           10 years
12.31.97            8 years

effective duration

National
12.31.98         6.58 years
12.31.97         6.17 years

California
12.31.98         6.11 years
12.31.97         6.78 years

Maryland
12.31.98         5.98 years
12.31.97         5.51 years

Virginia
12.31.98         6.25 years
12.31.97         5.04 years

What's your outlook?

No one can be sure the troubled Asian or Latin American economies are fully out of the woods or that another global crisis won't emerge. For this reason, the financial markets are likely to remain very volatile.

At this point, we think there is a likelihood the Fed will cut rates at some point in 1999. At the present time, commodity inflation remains in check; however, wage inflation is starting to squeeze corporate profits. This could lead to a slowing of the pace of growth of corporate earnings and a shift away from the equity markets. We will continue to assess the strength of the domestic economy and the impact of tumultuous events occurring in other countries and markets. We'll act quickly to modify our approach should our forecast change.

We appreciate your investment. Conflicting reports on the strength of the economy and the meltdown of currencies overseas have created a very challenging investment environment.

January 19, 1999

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at December 31, 1998, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

PORTFOLIO
STATISTICS

monthly
dividend yield

National
12.31.98              4.85%
12.31.97              4.47%

California
12.31.98              3.94%
12.31.97              4.27%

Maryland
12.31.98              4.68%
12.31.97              4.13%

Virginia
12.31.98              3.56%
12.31.97              4.23%

30 day SEC yield
National
12.31.98              3.67%
12.31.97              4.00%

California
12.31.98              3.56%
12.31.97              3.87%

Maryland
12.31.98              3.46%
12.31.97              3.76%

Virginia
12.31.98              3.39%
12.31.97              3.70%

COMPARATIVE INVESTMENT PERFORMANCE
AVERAGE ANNUAL RETURN

                   National           Lipper        California
                  Municipal     Intermediate         Municipal
               Intermediate       Muni. Debt      Intermediate
                       Fund       Funds Avg.              Fund
6 month               3.61%            3.23%             3.67%
1 year                5.46%            5.34%             5.51%
3 year                5.63%            5.45%             5.38%
5 year                5.68%            5.17%             4.93%

                     Lipper           Lehman
            CA Intermediate         Muni. 10
                 Muni. Debt        Year Bond
                 Funds Avg.         Index TR
6 month               3.51%            3.46%
1 year                5.53%            6.11%
3 year                5.58%            6.61%
5 year                5.14%            6.22%

              Maryland      Lipper Other          Virginia
             Municipal    States Interm.         Municipal
          Intermediate        Muni. Debt      Intermediate
                  Fund        Funds Avg.              Fund
6 month          3.50%             3.13%             3.72%
1 year           4.88%             5.08%             4.88%
3 year           5.50%             5.07%             5.13%
5 year           5.23%             4.72%             5.22%

                     Lipper           Lehman
            VA Intermediate         Muni. 10
                 Muni. Debt        Year Bond
                 Funds Avg.         Index TR
6 month               3.21%            3.46%
1 year                5.05%            6.11%
3 year                5.04%            6.61%
5 year                4.61%            6.22%

Investment performance does not reflect the deduction of any front-end sales charge.
TR represents total return. Source: Lipper Analytical Services, Inc.

credit quality
distribution

as of 12.31.98

National
AAA                     45%
AA                      23%
A                        3%
BBB                     11%
cash & equivalents      18%

California
AAA                     54%
AA                       7%
A                       22%
BBB                      5%
cash & equivalents      12%

Maryland
AAA                     54%
AA                      31%
BBB                      9%
cash & equivalents       6%

Virginia
AAA                     43%
AA                      47%
A                        5%
BBB                      2%
cash & equivalents       3%

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

Total returns assume reinvestment of dividends and reflect the deduction of Portfolio's maximum front-end sales charge of 2.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

National

Three-line graph here showing growth from 9.30.92 to 12.98
Calvert National Municipal Intermediate Fund                        $14,233
Lehman Municipal 10 Year Bond Index TR                              $15,641
Lipper Intermediate Municipal Debt Funds Average                    $14,271

California

Three-line graph here showing growth from 5.31.92 to 12.98
Calvert California Municipal Intermediate Fund                      $14,192
Lehman Municipal 10 Year Bond Index TR                              $16,375
Lipper CA Intermediate Municipal Debt Funds Average                 $14,730

Maryland

Three-line graph here showing growth from 9.30.93 to 12.98
Calvert Maryland Municipal Intermediate Fund                        $12,787
Lehman Municipal 10 Year Bond Index TR                              $13,801
Lipper Other States Intermediate Municipal Debt Funds Average       $12,563

Virginia

Three-line graph here showing growth from 9.30.93 to 12.98
Calvert Virginia Municipal Intermediate Fund                        $12,818
Lehman Municipal 10 Year Bond Index TR                              $13,801
Lipper Virginia Intermediate Municipal Debt Funds Average           $12,498

National
average annual
total return

as of 12.31.98
1 year                2.52%
5 year                5.10%
inception             5.80%
(9.30.92)

California
average annual
total return

as of 12.31.98
1 year                2.61%
5 year                4.34%
inception             5.45%
(5.29.92)

Maryland
average annual
total return

as of 12.31.98
1 year                1.94%
5 year                4.65%
inception             4.79%
(9.30.93)

Virginia
average annual
total return

as of 12.31.98
1 year                1.94%
5 year                4.65%
inception             4.84%
(9.30.93)

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Calvert Municipal Fund, Inc:

In our opinion, the accompanying statements of net assets and the related statements of operations, statements of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Calvert National, California, Maryland, and Virginia Municipal Intermediate Funds (four portfolios comprising Calvert Municipal Fund, Inc., hereafter referred to as the "Funds"), at December 31, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 10, 1999

NATIONAL PORTFOLIO
STATEMENT OF NET ASSETS
December 31, 1998

                                                 Principal
Municipal Obligations - 99.4%                       Amount            Value
California - 7.3%
Orange County Local Transportation Authority Sales Tax
     Revenue Bonds, 6.00%, 2/15/09              $2,000,000       $2,294,080
Regents of the University of California, Los Angeles Lease
     Revenue Bonds, 6.00%, 5/15/02                 538,977          570,108
Santa Clara Financing Authority Lease Revenue Bonds, 6.00%,
     11/15/12, AMBAC Insured                     2,000,000        2,322,940

Colorado - 1.7%
Denver City and County Airport Revenue Bonds, Series A,
     7.10%, 11/15/01                             1,100,000        1,186,262

Florida - 3.8%
Dade County Education Facilities Authority Revenue Bonds,
     University of Miami, 6.00%,
     4/1/08, MBIA Insured                        1,000,000        1,131,800
Duval County MFH Revenue VRDN, 4.45%, 7/1/25,
     LOC: Household Financial Corp.                150,000          150,000
Florida State MFH Revenue Bonds, Cypress Lake, 5.75%, 12/1/07,
     LOC: Heller Financial                         300,000          312,987
Sunrise Utility System Revenue Bonds, 5.50%, 10/1/12,
AMBAC Insured                                    1,000,000        1,105,100

Georgia - 1.8%
Georgia GO Bonds, 5.25%, 10/1/14                 1,200,000        1,288,308

Illinois - 7.3%
Illinois Development Finance Authority Revenue Bonds,
     Provena Health, 5.50%, 5/15/09,
     MBIA Insured                                2,000,000        2,173,880
Illinois Housing Development Authority VRDN, 5.20%, 2/1/24,
     LOC: Sumitomo Bank                          3,000,000        3,000,000

Indiana - 1.5%
Purdue University Revenue Bonds,
     5.25%, 7/1/15                               1,000,000        1,057,340

Kentucky - 2.7%
Glasgow Industrial Building Revenue VRDN, Aek Control Project,
     5.425%, 6/1/20, LOC: Bank
     Tokyo Mitsubishi                            1,900,000        1,900,000

Louisiana - 0.5%
Louisiana Public Facility Authority Student Loan Revenue Bonds,
     6.50%, 3/1/02                                 330,000          346,965

Maryland - 5.6%
Cambridge Economic Development Authority Revenue Bonds,
     Dorchester Hospital, 7.25%, 4/1/04            840,000          905,511
Cecil County Health Department COPs,
     7.875%, 7/1/14                              1,176,000        1,288,625

                                                 Principal
Municipal Obligations - (Cont'd)                    Amount            Value
Maryland - (Cont'd)
Prince Georges County Economic Development Authority Revenue
     Bonds, 5.68%, 8/1/11, LOC: First National Bank of Maryland,
     (Tender 1/1/01 @100)                       $1,766,600       $1,810,800

Massachusetts - 1.5%
Massachusetts Special Obligation Revenue Bonds,
     5.50%, 6/1/13                               1,000,000        1,096,930

Michigan - 5.7%
Detroit Water Supply Revenue Bonds, 6.00%, 7/1/14,
     MBIA Insured                                1,000,000        1,142,570
Michigan Higher Education Facilities Authority Revenue Bonds:
     6.00%, 11/1/03                              1,545,000        1,660,025
     7.00%, 11/1/05                                610,000          705,123
Oakland County Economic Development Corp. Limited Obligation
     Revenue Bonds, Cranbrook Educational Community,
     6.375%, 11/1/14 (Pre-refunded 11/1/04)        500,000          564,060

New Jersey - 3.4%
New Jersey Transportation Authority Revenue Bonds,
     6.50%, 6/15/11, MBIA Insured                2,000,000        2,400,460

New York - 13.7%
Long Island Power Authority Electric System Revenue Bonds,
     5.50%, 12/1/13, FSA Insured                 1,000,000        1,094,170
New York City Transitional Finance Authority Revenue Bonds,
     5.25%, 5/1/14                               2,815,000        2,943,842
New York State Environmental Pollution Control Revenue Bonds:
     4.375%, 2/15/10                             1,170,000        1,172,913
     5.70%, 1/15/12                                500,000          548,185
New York State Local Government Assistance Corp. Revenue Bonds,
     6.00%, 4/1/14                               1,000,000        1,148,350
Orange County Industrial Development Agency VRDN,
     Barcana Inc. Project, 5.115%, 12/1/05       1,795,000        1,795,000
Oyster Bay GO Bonds, 5.00%, 2/15/10                500,000          531,070
Westchester County Industrial Development Agency Civic Facility
     Revenue Bonds, Julia D. Andrus Memorial
     Inc., 6.25%, 4/1/05                           450,000          475,681

Ohio - 4.5%
Ohio State Water Development Authority Revenue Bonds,
     5.25%, 6/1/08, FSA Insured                  3,000,000        3,240,870

Pennsylvania - 0.3%
Allegheny County Higher Education Building Authority Revenue
     Bonds, Series A, 6.00%, 2/15/08               230,000          252,459

South Dakota - 1.6%
Heartland Consumers Power District Revenue Bonds, 6.00%, 1/1/12,
     FSA Insured                                 1,000,000        1,146,420

                                                 Principal
Municipal Obligations - (Cont'd)                    Amount            Value
Territories - 9.9%
Puerto Rico Highway and Transportation Revenue Bonds,
     5.50%, 7/1/12 AMBAC Insured                $1,000,000       $1,110,540
     5.50%, 7/1/13 AMBAC Insured                 2,000,000        2,212,440
Puerto Rico Electric Power Authority Revenue Bonds, 5.25%, 7/1/13,
     MBIA Insured                                2,000,000        2,103,040
Puerto Rico GO Bonds, 5.50%, 7/1/13              1,500,000        1,637,555

Texas - 8.8%
Brazos River Authority Pollution Control Revenue
     Bonds, 4.15%, 6/1/30 (Mandatory Tender
     6/18/99)                                    2,000,000        2,005,520
Harris County GO Bonds, 5.75%, 10/1/14           2,000,000        2,244,060
Harris County Industrial Development Corp. VRDN,
     5.45%, 8/1/01, LOC: Sakura Bank             2,000,000        2,000,000

Virginia - 10.2%
Arlington County Community Housing Finance Revenue Bonds,
     6.00%, 6/1/09                                 283,000          300,042
Hampton GO Bonds, 5.00%, 1/15/13                 1,500,000        1,547,400
Richmond Metropolitan Authority Expressway Revenue Bonds,
     5.25%, 7/15/12, FGIC Insured                1,000,000        1,075,930
Southeastern Public Service Authority Revenue Bonds,
     5.00%, 7/1/15                               2,000,000        2,055,600
Virginia College Building Authority Revenue Bonds, Twenty First
     Century College Project, 5.00%, 8/1/09      1,000,000        1,054,790
West Point IDA Pollution Control Revenue Bonds, Chesapeake
     Corp. Project, 6.375%, 5/1/03               1,200,000        1,207,140

Wisconsin - 6.6%
Wisconsin GO Bonds, 5.50%, 11/1/12               2,000,000        2,204,600
Wisconsin GO Bonds, 5.50%, 11/1/13               2,255,000        2,476,937

Other - 1.0%
Fort Mojave Indian Tribe of Arizona, California and Nevada Public
     Facilities Combined Limited Obligation and Revenue Bonds
     Adjustable Rate and Tender Series of 1993,
     11.50%, 12/1/18                               455,020          455,020
Morgan Keegan Trust Receipts VRDN, 4.15%, 4/6/99,
     TOA: Credit Local D France                    200,000          200,000

         TOTAL INVESTMENTS (Cost $68,184,625) - 99.4%            70,653,448

         Other assets and liabilities, net - 0.6%                   411,055

         Net Assets - 100%                                      $71,064,503

Net Assets Consist of:
Paid-in capital applicable to 6,570,474 outstanding Class A shares of common stock, $0.01 par value with 250,000,000
     Class A shares authorized                                  $68,229,526
Undistributed net investment income                                  14,225
Accumulated net realized gain (losses) on investments               351,929
Net unrealized appreciation (depreciation) on investments         2,468,823

Net Assets                                                      $71,064,503

Net Asset Value Per Share                                            $10.82

See notes to financial statements.

CALIFORNIA PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1998

                                                 Principal
Municipal Obligations - 98.5%                       Amount            Value
California - 91.1%
Anaheim Public Financing Authority Lease Revenue Bonds,
     6.00%, 9/1/14, FSA Insured                 $1,000,000       $1,152,950
Buena Park VRDN, 4.8825%, 12/28/99, GA: Mass Mutual
     Life Insurance                                200,000          200,000
California Educational Facilities Revenue Bonds, University of
     San Francisco, 5.90%, 10/1/02                 595,000          642,998
California GO Bonds, 6.25%, 9/1/12               1,000,000        1,180,840
California State Department of Water Resources Revenue Bonds,
     6.00%, 12/1/10                              1,000,000        1,159,310
California State Public Works Lease Revenue Bonds,
     5.625%, 3/1/16, AMBAC Insured               1,000,000        1,074,190
California Statewide Development Authority MFH Revenue Bonds,
     8.50%, 11/1/00                                785,000          799,954
Los Angeles MFH Revenue Bonds,
     5.85%, 12/1/27                              3,000,000        3,288,060
Los Angeles School District GO Bonds,
     6.00%, 7/1/11, FGIC Insured                 2,360,000        2,726,248
Los Angeles Wastewater System Revenue Bonds, Series A,
     8.50%, 6/1/02, MBIA Insured                 1,000,000        1,153,970
Marin County Housing Authority VRDN, 4.50%, 10/15/29,
     LOC: Dai-Ichi Kangyo Bank                   1,900,000        1,900,000
Metropolitan Water District GO Bonds,
     5.25%, 3/1/13                               1,000,000        1,059,940
Orange County Local Transportation Authority Sales Tax Revenue
     Bonds, 6.00%, 2/15/09                       1,000,000        1,147,040
Port of Oakland Revenue Bonds, Series D, 7.00%, 11/1/02,
     MBIA Insured                                1,000,000        1,118,760
Regents of UCLA COPs, 6.32%, 3/15/99               133,388          134,218
Riverside MFH VRDN, 5.75%,
     6/1/09, LOC: Tokai Bank                     1,015,000        1,015,000
Sacramento COPs:
     6.75%, 3/1/02                                 470,102          478,827
     6.50%, 1/1/04                               1,067,027        1,105,461
Sacramento City Financing Authority Revenue Bonds, Series B,
     5.00%, 11/1/14                              1,000,000        1,030,010
San Diego County Water Authority COP,
     5.75%, 5/1/11                               1,000,000        1,138,330
San Francisco Redevelopment MFH VRDN, 5.00%, 12/1/05,
     LOC: Industrial Bank of Japan               1,000,000        1,000,000
San Jose Redevelopment Agency Allocation Bonds, 6.00%, 8/1/09,
     MBIA Insured                                1,000,000        1,154,710
Santa Clara Financing Authority Lease Revenue Bonds, 6.00%,
     11/15/12, AMBAC Insured                     2,000,000        2,322,940
Southern California Public Power Authority Revenue Bonds, 6.75%,
     7/1/13, FSA Insured                         1,800,000        2,213,802
Southern California Rapid Transit District Special Assessment Bonds,
     5.90%, 9/1/07, AMBAC Insured                1,000,000        1,131,450
Tahoe City Public Utility District COPs,
     Series B, 6.25%, 6/1/03                       885,000          957,039
Valley Health System COPs, 6.25%, 5/15/99          220,000          221,064
Walnut Valley Unified School District GO Bonds, 6.10%, 8/1/08,
     AMBAC Insured                               1,000,000        1,158,690

                                                 Principal
Municipal Obligations - (Cont'd)                    Amount            Value
Territories - 7.4%
Guam Government Limited Obligation Revenue Bonds, 5.50%,
     11/1/08, AMBAC Insured                     $1,000,000       $1,109,140
Puerto Rico Commonwealth Highway and Transportation Revenue
     Bonds, 5.50%, 7/1/13, AMBAC Insured         1,465,000        1,620,615

         TOTAL INVESTMENTS (Cost $34,624,708) - 98.5%            36,395,556

         Other assets and liabilities, net - 1.5%                   567,844

         Net Assets - 100%                                      $36,963,400

Net Assets Consist of:
Paid-in capital applicable to 3,442,156 outstanding Class A shares of common stock, $0.01 par value with 250,000,000
     Class A shares authorized                                  $35,774,783
Undistributed net investment income                                  19,408
Accumulated net realized gain (losses) on investments             (601,639)
Net unrealized appreciation (depreciation) on investments         1,770,848

Net Assets                                                      $36,963,400

Net Asset Value Per Share                                            $10.74

See notes to financial statements.

MARYLAND PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1998

                                                 Principal
Municipal Obligations - 98.0%                       Amount            Value
Maryland - 73.0%
Anne Arundel County GO Bonds,
     5.125%, 4/15/0                               $500,000         $525,215
Baltimore City GO Bonds:
     8.90%, 10/15/99, MBIA Insured                 385,000          402,428
     6.00%, 10/15/04, AMBAC Insured                500,000          554,565
Cambridge Economic Development Revenue Bonds,
     7.25%, 4/1/04                                 760,000          819,272
Carroll County GO Bonds, 6.25%, 11/1/08
     (Prerefunded 11/1/01 @ 102)                   400,000          435,744
Cecil County GO Bonds, 5.10%, 12/1/07,
     FGIC Insured                                  500,000          528,965
Cecil County Health Department COPs,
     7.875%, 7/1/14                                430,000          471,181
Charles County GO Bonds, 5.00%, 3/1/09             615,000          649,630
Harford County GO Bonds, 5.50%, 12/1/07            500,000          552,295
Howard County GO Bonds, 5.25%, 8/15/05             400,000          429,276
Maryland GO Bonds:
     4.75%, 3/1/08                                 700,000          734,818
     5.00%, 8/1/11                                 500,000          524,990
Maryland Health & Higher Education Facilities Authority
     Revenue Bonds, 6.00%, 7/1/10                  300,000          346,629
Maryland Housing & Community Development Revenue Bonds,
     5.05%, 4/1/08                                 500,000          517,370
Maryland State Economic Development Authority Revenue Bonds,
     Series A, 8.625%, 10/1/19                     500,000          588,710
Montgomery County GO Bonds, 7.00%, 5/1/03          230,000          259,332
Washington Suburban Sanitary District Revenue
     Bonds, 5.00%, 6/1/09                          500,000          535,020

Territories - 25.0%
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds,
     6.00%, 7/1/09, AMBAC Insured                  500,000          580,165
Puerto Rico Commonwealth Highway and Transportation
     Revenue Bonds: 5.50%, 7/1/12,
     AMBAC Insured                                 700,000          777,380
     6.25%, 7/1/13, MBIA Insured                 1,000,000        1,185,500
Puerto Rico Electric Power Authority VRDN, 3.95%, 7/1/22,
     BPA: Societe Generale                         500,000          500,000

     Total Investments (Cost $11,288,057) - 98.0%                11,918,485

     Other assets and liabilities, net - 2.0%                       246,494

     Net Assets - 100%                                          $12,164,979

Net Assets Consist of:                                                Value

Paid-in capital applicable to 2,335,912 outstanding Class A shares of common stock, $0.01 par value with 250,000,000
     Class A shares authorized                                  $11,669,359
Undistributed net investment income                                  14,154
Accumulated net realized gain (losses) on investments             (148,962)
Net unrealized appreciation (depreciation) on investments           630,428

     Net assets                                                 $12,164,979

     Net Asset Value Per Share                                        $5.21

See notes to financial statements.

VIRGINIA PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1998

                                                 Principal
Municipal Obligations - 97.9                        Amount            Value
Virginia - 84.7%
Arlington County Community Housing Finance Revenue Bonds,
     6.00%, 6/1/09                                $507,000         $537,531
Arlington County GO Bonds, 6.00%, 6/1/11         1,000,000        1,159,680
Blue Ridge Regional Jail Facility Revenue Bonds, 5.25%, 12/1/08,
     MBIA Insured                                  500,000          539,345
Chesapeake Bay Bridge and Tunnel Revenue Bonds,
     5.50%, 7/1/06, FGIC Insured                   450,000          490,023
Fairfax County IDA Revenue Bonds, Inova Health Systems Project:
     5.50%, 8/15/08                                500,000          545,780
     4.60%, 8/15/09                                460,000          466,412
Hampton City GO Bonds, 5.90%, 1/15/07              400,000          446,684
Hanover County IDA Revenue Bonds, 5.30%, 8/15/07,
     MBIA Insured                                  500,000          539,020
Henrico County IDA Revenue VRDN, 4.35%, 10/1/00,
     LOC: Tokai Bank                               400,000          400,000
Loudon County GO Bonds, 5.25%, 12/1/13             500,000          532,605
Metropolitan Washington Airport Authority Revenue Bonds,
     Series A, MBIA Insured, 5.60%, 10/1/06        300,000          325,398
Northern Virginia Transportation District Revenue Bonds, Series A,
     5.125%, 5/15/10                               500,000          526,765
Peninsula Ports Health System Health Revenue Bonds,
     6.00%, 7/1/01                                 300,000          316,626
Riverside Regulatory Jail Authority Revenue Bonds, 5.70%, 7/1/08,
     MBIA Insured                                  450,000          494,109
University of Virginia Revenue Bonds,
     5.125%, 6/1/12                              1,040,000        1,092,728
Virginia Beach GO Bonds, 5.40%, 7/15/08            340,000          371,762
Virginia State GO Bonds, 5.00%, 6/1/07             500,000          533,650
Virginia State Housing Authority Revenue Bonds, Series C,
     6.75%, 7/1/11                                 120,000          127,576
Virginia State MFH Revenue Bonds,
     5.85%, 5/1/08                                 500,000          542,435
Virginia State Public Building Authority Revenue Bonds, Series A,
     6.00%, 8/1/03                                 400,000          425,868
Virginia State Public Building Authority Facilities Revenue Bonds,
     5.00%, 8/1/10                                 600,000          632,028
Virginia State Public School Authority Revenue Bonds, Series A,
     6.00%, 8/1/03                                 200,000          218,342
Washington County IDA Revenue Bonds,
     5.625%, 7/1/02                                320,000          331,859
West Point IDA Revenue Bonds, Chesapeake Corporation,
     6.375%, 5/1/03                                300,000          301,785
Winchester IDA Revenue Bonds, Shenandoah University,
     6.05%, 10/1/05, Asset Guaranty Insured        300,000          332,733

                                                 Principal
Municipal Obligations - (Cont'd)                    Amount            Value
Other - 13.2%
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, 6.00%,
     7/1/09, AMBAC Insured                        $500,000         $580,165
Puerto Rico Commonwealth Highway and Transportation Revenue Bonds:
     5.50%, 7/1/12, AMBAC Insured                  700,000          777,378
     5.50%, 7/1/13                                 500,000          545,853

     TOTAL INVESTMENTS (Cost $13,459,380) - 97.9%14,134,140
     Other assets and liabilities, net - 2.1%                       304,660
     Net Assets - 100%                                          $14,438,800

Net Assets Consist of:
Paid-in capital applicable to 2,747,881 outstanding Class A shares of common stock, $0.01 par value with 250,000,000
     Class A shares authorized                                  $13,809,863
Undistributed net investment income                                  15,678
Accumulated net realized gain (losses) on investments              (61,501)
Net unrealized appreciation (depreciation) on investments           674,760

Net Assets                                                      $14,438,800

Net Asset Value Per Share                                             $5.25

Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
COPs : Certificates of Participation
FGIC: Financial Guaranty Insurance Company
FSA: Financial Security Advisor
GO: General Obligation
IDA: Industrial Development Authority
MBIA: Municipal Bond Insurance Association
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

Explanation of Guarantees:
GA: Guaranty Agreement
INSUR: Insurance
LOC: Letter of Credit
TOA: Tender Option Agreement

See notes to financial statements.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998

                                                  National       California
Net Investment Income                            Portfolio        Portfolio
Investment Income
     Interest income                            $3,380,696       $1,746,395

Expenses
     Investment advisory fee                       396,802          205,130
     Transfer agency fees and expenses              49,223           23,467
     Directors' fees and expenses                    8,377            4,299
     Administrative fees                            66,134           34,188
     Custodian fees                                 22,587           10,099
     Registration fees                              34,245            3,243
     Reports to shareholders                        23,629           10,098
     Professional fees                              34,185           15,858
     Miscellaneous                                   4,899            2,357
     Total expenses                                640,081          308,739
     Fees paid indirectly                         (16,276)          (8,575)
         Net expenses                              623,805          300,164

     Net Investment Income                       2,756,891        1,446,231

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on securities           2,021,149          344,040
Net realized gain (loss) on futures              (100,800)        (100,800)
                                                 1,920,349          243,240

Change in unrealized appreciation
     or depreciation                           (1,011,208)          128,889

     Net Realized and Unrealized
     Gain (Loss) on Investments                    909,141          372,129

     Increase (Decrease) in Net Assets
     Resulting from Operations                  $3,666,032       $1,818,360

See notes to financial statements.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998

                                                  Maryland         Virginia
Net Investment Income                            Portfolio        Portfolio
Investment Income
     Interest income                              $627,845         $697,657

Expenses
     Investment advisory fee                        74,404           84,448
     Transfer agency fees and expenses              13,098           14,916
     Directors' fees and expenses                    1,578            1,796
     Administrative fees                            12,401           14,075
     Custodian fees                                  6,604            8,554
     Registration fees                               2,308              980
     Reports to shareholders                         3,156            3,770
     Professional fees                               5,831            6,848
     Miscellaneous                                   1,054            1,036
         Total expenses                            120,434          136,423
         Fees paid indirectly                      (4,534)          (5,450)
              Net expenses                         115,900          130,973

         Net Investment Income                     511,945          566,684

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on securities             180,123          190,493
Net realized gain (loss) on futures               (38,269)         (37,331)
                                                   141,854          153,162

Change in unrealized appreciation
     or depreciation                              (64,237)         (25,744)

     Net Realized and Unrealized
     Gain (Loss) on Investments                     77,617          127,418

     Increase (Decrease) in Net Assets
     Resulting from Operations                    $589,562         $694,102

See notes to financial statements.

NATIONAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                Year Ended       Year Ended
                                              December 31,     December 31,
Increase (Decrease) in Net Assets                     1998             1997
Operations
     Net investment income                      $2,756,891       $2,235,636
     Net realized gain (loss)                    1,920,349         (13,620)
     Change in unrealized appreciation
     or depreciation                           (1,011,208)        1,075,751

     Increase (Decrease) in Net Assets
     Resulting from Operations                   3,666,032        3,297,767

Distributions to shareholders from
     Net investment income                     (2,804,195)      (2,245,285)
     Net realized gain                           (548,194)               --
                                               (3,352,389)      (2,245,285)

Capital share transactions
     Shares sold                                14,703,281       13,264,382
     Shares issued from mergers (Note A)        24,529,727               --
     Reinvestment of distributions               2,734,125        1,846,162
     Shares redeemed                          (20,149,637)     (12,841,599)
     Total capital share transactions           21,817,496        2,268,945

Total Increase (Decrease) in Net Assets         22,131,139        3,321,427

Net Assets
Beginning of year                               48,933,364       45,611,937
End of year (including undistributed net
     investment income of $14,225 and
     $69,302, respectively)                    $71,064,503      $48,933,364

Capital Share Activity
     Shares sold                                 1,358,355        1,251,649
     Shares issued from mergers (Note A)         2,288,901               --
     Reinvestment of distributions                 253,141          174,583
     Shares redeemed                           (1,865,402)      (1,209,723)
     Total capital share activity                2,034,995          216,509

See notes to financial statements.

CALIFORNIA PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                Year Ended       Year Ended
                                              December 31,     December 31,
Increase (Decrease) in Net Assets                     1998             1997
Operations
     Net investment income                      $1,446,231       $1,579,273
     Net realized gain (loss)                      243,240          213,070
     Change in unrealized appreciation
     or depreciation                               128,889          389,342

     Increase (Decrease) in Net Assets
     Resulting from Operations                   1,818,360        2,181,685

Distributions to shareholders from
     Net investment income                     (1,478,531)      (1,559,789)

Capital share transactions
     Shares sold                                 8,557,713        6,263,284
     Reinvestment of distributions               1,082,093        1,120,614
     Shares redeemed                           (8,101,211)      (8,614,248)
     Total capital share transactions            1,538,595      (1,230,350)

Total Increase (Decrease) in Net Assets          1,878,424        (608,454)

Net Assets
Beginning of year                               35,084,976       35,693,430
End of year (including undistributed net
     investment income of $19,408 and
     $54,963, respectively)                    $36,963,400      $35,084,976

Capital Share Activity
     Shares sold                                   798,741          598,006
     Reinvestment of distributions                 101,599          107,426
     Shares redeemed                             (757,935)        (824,559)
     Total capital share activity                  142,405        (119,127)

See notes to financial statements.

MARYLAND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                Year Ended       Year Ended
                                              December 31,     December 31,
Increase (Decrease) in Net Assets                     1998             1997
Operations
     Net investment income                        $511,945         $529,691
     Net realized gain (loss)                      141,854           86,918
     Change in unrealized appreciation
     or depreciation                              (64,237)          262,099

     Increase (Decrease) in Net Assets
     Resulting from Operations                     589,562          878,708

Distributions to shareholders from
     Net investment income                       (520,348)        (528,089)

Capital share transactions
     Shares sold                                 2,659,203        2,004,752
     Reinvestment of distributions                 433,569          443,291
     Shares redeemed                           (3,434,067)      (2,384,609)
     Total capital share transactions            (341,295)           63,434

Total Increase (Decrease) in Net Assets          (272,081)          414,053

Net Assets
Beginning of year                               12,437,060       12,023,007
End of year (including undistributed net
     investment income of $14,154 and
     $26,285, respectively)                    $12,164,979      $12,437,060

Capital Share Activity
     Shares sold                                   515,343          397,036
     Reinvestment of distributions                  83,842           87,700
     Shares redeemed                             (663,691)        (472,699)
     Total capital share activity                 (64,506)           12,037

See notes to financial statements.

VIRGINIA PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                Year Ended       Year Ended
                                              December 31,     December 31,
Increase (Decrease) in Net Assets                     1998             1997
Operations
     Net investment income                        $566,684         $581,789
     Net realized gain (loss)                      153,162          (7,480)
     Change in unrealized appreciation
     or depreciation                              (25,744)          291,183

     Increase (Decrease) in Net Assets
     Resulting from Operations                     694,102          865,492

Distributions to shareholders from
     Net investment income                       (564,133)        (578,854)

Capital share transactions
     Shares sold                                 2,111,352        2,455,336
     Reinvestment of distributions                 530,051          533,068
     Shares redeemed                           (1,874,183)      (2,351,006)
     Total capital share transactions              767,220          637,398

Total Increase (Decrease) in Net Assets            897,189          924,036

Net Assets
Beginning of year                               13,541,611       12,617,575
End of year (including undistributed net
     investment income of $15,678 and
     $19,814, respectively)                    $14,438,800      $13,541,611

Capital Share Activity
     Shares sold                                   405,658          480,867
     Reinvestment of distributions                 101,991          104,273
     Shares redeemed                             (361,378)        (458,545)
     Total capital share activity                  146,271          126,595

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A -- Significant Accounting Policies

General: The Calvert Municipal Fund is comprised of four Municipal Intermediate Portfolios: National, California, Maryland, and Virginia. Each of the Portfolios, collectively the "Fund," are registered under the Investment Company Act of 1940 as open-end management investment companies. The operations of each Portfolio are accounted for separately. Shares of each Portfolio are sold with a maximum front-end sales charge of 2.75%.

On March 31, 1998, the net assets of First Variable Rate for Government Income, Florida Intermediate Portfolio and Calvert Municipal Fund's Michigan Portfolio and New York Intermediate Portfolios merged into Calvert Municipal Fund National Intermediate Portfolio. The acquisition was accomplished by a tax-free exchange of 1,625,516 shares of the National Portfolio (valued at $17,458,044) for 1,308,624 shares of Florida Portfolio, 893,727 shares of Michigan Portfolio, and 1,233,997 shares of New York Intermediate Portfolios outstanding at March 31, 1998. The Florida Portfolio's net assets at that date, including $15,706 of unrealized appreciation and $3,480 of realized loss, were combined with those of the National Portfolio. The Michigan Portfolio's net assets at that date, including $202,434 of unrealized appreciation and $107,674 of realized loss were combined with those of the National Portfolio. The New York Portfolio's net assets at that date, including $97,040 of unrealized appreciation and $1,071 of realized loss were combined with those of the National Portfolio. The aggregate net assets of the National Portfolio, Florida Portfolio, Michigan Portfolio, and New York Portfolio immediately before the acquisition were $49,805,260, $6,582,381, $4,656,320 and $6,219,343, respectively.

On April 24, 1998, the net assets of the Calvert Municipal Fund's Arizona and Pennsylvania Intermediate Portfolios merged into Calvert Municipal Fund National Intermediate Portfolio. The acquisition was accomplished by a tax-free exchange of 663,385 shares of the National Portfolio (valued at $7,071,683) for 480,634 shares of Arizona Portfolio and 944,242 shares of Pennsylvania Portfolio outstanding at April 24, 1998. The Arizona Portfolio's net assets at that date, including $10,493 of unrealized appreciation and $1,029 of realized loss, were combined with those of the National Portfolio. The Pennsylvania Portfolio's net assets at that date, including $21,951 of unrealized appreciation and $2,521 of realized loss were combined with those of the National Portfolio. The aggregate net assets of the National Portfolio, Arizona Portfolio and Pennsylvania Portfolio immediately before the acquisition were $66,384,068, $2,359,913 and $4,711,770, respectively.

Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors/Trustees.

Options: The Fund may write or purchase options. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Holding Corporation. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors/Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of each Portfolio: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $43,819, $22,395, $8,062, and $9,167 were payable at year end for National, California, Maryland and Virginia, respectively.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of each Portfolio. Under terms of the agreement, $6,091, $3,147, $1,063, and $1,095 were payable at year end for National, California, Maryland and Virginia, respectively.

Calvert Distributors, Inc. ("CDI"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by the Fund, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .25% for National and California, and .15% for Maryland and Virginia Portfolios. The Distributor currently does not charge any Distribution Plan expenses. For the year ended December 31, 1998, CDI received sales charges in excess of the dealer reallowance of $8,864, $7,762, $6,053, and ($30) for the National, California, Maryland, and Virginia Portfolios, respectively.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $7,867, $4,004, $2,400, and $1,594 for the year ended December 31, 1998 for National, California, Maryland, and Virginia, respectively. Under the terms of the agreement, $705, $321, $179, and $257 were payable at year end for National, California, Maryland, and Virginia, respectively. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director/Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Director's/Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were:

                  National     California          Maryland        Virginia
Purchases:     $31,657,269     $3,813,923        $2,743,427      $5,627,921
Sales:          23,680,315      6,924,119         3,686,006       4,738,643

The cost of investments owned at December 31, 1998 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The table below presents the components of net unrealized appreciation (depreciation) as of December 31, 1998, and the net capital loss carryforwards as of December 31, 1998 with expiration dates.

               Unrealized       Unrealized      Capital Loss     Expiration
             Appreciation     Depreciation     Carryforwards          Dates
National       $2,482,040          $13,217                --
California      1,770,848               --          $163,067       12/31/02
                                                     438,572       12/31/03
Maryland          630,428               --           148,962       12/31/02
Virginia          674,760               --            51,397       12/31/02
                                                      10,106       12/31/03

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at December 31, 1998.

Note E -- Subsequent Event

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Holding Corporation ("Acacia Mutual"). Effective January 1, 1999, Acacia Mutual merged with Ameritas Mutual Insurance Holding Company to form Ameritas Acacia Mutual Holding Company.

Tax Information (unaudited)
The Fund designates $548,194 as capital gain dividends paid for National Portfolio during the fiscal year ended December 31, 1998.

NATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

                                             Years Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning        $10.79            $10.56           $10.62
Income from investment operations
     Net investment income           .45               .50              .50
     Net realized and unrealized
         gain (loss)                 .13               .23            (.06)

Total from investment operations     .58               .73              .44
Distributions from
     Net investment income         (.46)             (.50)            (.50)
     Net realized gains            (.09)                --               --

Total distributions                (.55)             (.50)            (.50)
Total increase (decrease) in
     net asset value                 .03               .23            (.06)
Net asset value, ending           $10.82            $10.79           $10.56

Total return *                     5.46%             7.11%            4.32%
Ratios to average net assets:
     Net investment income         4.17%             4.71%            4.83%
     Total expenses +               .97%              .97%            1.04%
     Net expenses                   .94%              .94%            1.01%
Portfolio turnover                   44%               29%              23%
Net assets, ending
     (in thousands)              $71,065           $48,933          $45,612
Number of shares outstanding,
     ending (in thousands)         6,570             4,535            4,319

                                                     Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                           $9.81           $10.42
Income from investment operations
     Net investment income                             .51              .50
     Net realized and unrealized gain (loss)           .80            (.62)

Total from investment operations                      1.31            (.12)
Distributions from
     Net investment income                           (.50)            (.49)
     Net realized gains                                 --               --

Total distributions                                  (.50)            (.49)
Total increase (decrease) in net asset value           .81            (.61)
Net asset value, ending                             $10.62            $9.81

Total return *                                      13.64%          (1.18%)
Ratios to average net assets:
     Net investment income                           4.97%            4.88%
     Total expenses +                                 .96%               --
     Net expenses                                     .94%             .69%
     Expenses reimbursed                                --             .32%
Portfolio turnover                                     57%             122%
Net assets, ending (in thousands)                  $40,146          $36,159
Number of shares outstanding,
     ending (in thousands)                           3,780            3,686

CALIFORNIA PORTFOLIO
FINANCIAL HIGHLIGHTS

                                             Years Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning        $10.63            $10.44           $10.51
Income from investment operations
     Net investment income           .45               .49              .48
     Net realized and unrealized
         gain (loss)                 .12               .18            (.07)

Total from investment operations     .57               .67              .41
Distributions from
     Net investment income         (.46)             (.48)            (.48)
Total increase (decrease) in
     net asset value                 .11               .19            (.07)
Net asset value, ending           $10.74            $10.63           $10.44

Total return *                     5.51%             6.61%            4.04%
Ratios to average net assets:
     Net investment income         4.23%             4.64%            4.59%
     Total expenses +               .90%              .91%             .97%
     Net expenses                   .88%              .88%             .94%
Portfolio turnover                   12%               48%              25%
Net assets, ending
     (in thousands)              $36,963           $35,085          $35,693
Number of shares outstanding,
     ending (in thousands)         3,442             3,300            3,419

                                                      Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                           $9.81           $10.56
Income from investment operations
     Net investment income                             .47              .48
     Net realized and unrealized gain (loss)           .69            (.76)

Total from investment operations                      1.16            (.28)
Distributions from
     Net investment income                           (.46)            (.47)
     Net realized gains                                 --               --
     Total distributions                             (.46)            (.47)
Total increase (decrease) in net asset value           .70            (.75)
Net asset value, ending                             $10.51            $9.81

Total return *                                      12.07%          (2.57%)
Ratios to average net assets:
     Net investment income                           4.59%            4.67%
     Total expenses +                                 .91%               --
     Net expenses                                     .89%             .76%
     Expenses reimbursed                                --             .13%
Portfolio turnover                                     47%              68%
Net assets, ending (in thousands)                  $34,424          $34,111
Number of shares outstanding,
     ending (in thousands)                           3,276            3,476

MARYLAND PORTFOLIO
FINANCIAL HIGHLIGHTS

                                             Years Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning         $5.18             $5.03            $5.06
Income from investment operations
     Net investment income           .21               .23              .23
     Net realized and unrealized
         gain (loss)                 .04               .15            (.04)

Total from investment operations     .25               .38              .19
Distributions from
     Net investment income         (.22)             (.23)            (.22)
Total increase (decrease) in
     net asset value                 .03               .15            (.03)
Net asset value, ending            $5.21             $5.18            $5.03

Total return *                     4.88%             7.68%            3.96%
Ratios to average net assets:
     Net investment income         4.13%             4.48%            4.59%
     Total expenses +               .97%              .99%            1.00%
     Net expenses                   .93%              .92%             .94%
     Expenses reimbursed              --                --             .04%
Portfolio turnover                   24%               13%               8%
Net assets, ending
     (in thousands)              $12,165           $12,437          $12,023
Number of shares outstanding,
     ending (in thousands)         2,336             2,400            2,338

                                                     Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                           $4.67            $5.05
Income from investment operations
     Net investment income                             .24              .24
     Net realized and unrealized gain (loss)           .39            (.39)

Total from investment operations                       .63            (.15)
Distributions from
     Net investment income                           (.24)            (.23)
Total increase (decrease) in net asset value           .39            (.38)
Net asset value, ending                              $5.06            $4.67

Total return *                                      13.66%          (2.94%)
Ratios to average net assets:
     Net investment income                           4.87%            5.01%
     Total expenses +                                 .51%               --
     Net expenses                                     .48%             .17%
     Expenses reimbursed                              .43%             .86%
Portfolio turnover                                     11%              77%
Net assets, ending (in thousands)                   $9,411           $7,429
Number of shares outstanding,
     ending (in thousands)                           1,860            1,589

VIRGINIA PORTFOLIO
FINANCIAL HIGHLIGHTS

                                              Periods Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning         $5.21             $5.10            $5.13
Income from investment operations
     Net investment income           .21               .22              .22
     Net realized and unrealized
         gain (loss)                 .04               .11            (.03)

Total from investment operations     .25               .33              .19
Distributions from
     Net investment income         (.21)             (.22)            (.22)
Total increase (decrease) in
     net asset value                 .04               .11            (.03)
Net asset value, ending            $5.25             $5.21            $5.10

Total return*                      4.88%             6.71%            3.82%
Ratios to average net assets:
     Net investment income         4.03%             4.38%            4.35%
     Total expenses +               .97%              .96%            1.00%
     Net expenses                   .93%              .88%             .92%
     Expenses reimbursed              --                --             .03%
Portfolio turnover                   36%                8%               4%
Net assets, ending
     (in thousands)              $14,439           $13,542          $12,618
Number of shares outstanding,
     ending (in thousands)         2,748             2,602            2,475

                                                     Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                           $4.74            $5.06
Income from investment operations
     Net investment income                             .24              .23
     Net realized and unrealized gain (loss)           .39            (.32)

Total from investment operations                       .63            (.09)
Distributions from
     Net investment income                           (.24)            (.23)
Total increase (decrease) in net asset value           .39            (.32)
Net asset value, ending                              $5.13            $4.74

Total return*                                       13.54%          (2.04%)
Ratios to average net assets:
     Net investment income                           4.86%            4.87%
     Total expenses +                                 .54%               --
     Net expenses                                     .51%             .19%
     Expenses reimbursed                              .38%             .86%
Portfolio turnover                                     11%             65%%
Net assets, ending (in thousands)                   $7,295           $5,866
Number of shares outstanding,
     ending (in thousands)                           1,423            1,239

*        Total return does not reflect deduction of front-end sales charge.
+        Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.

CALVERT GROUP AND THE YEAR 2000
PLANS AND PROGRESS

We are now less than a year away from the year 2000, a problematic date for computer systems coded for two-character year format. Entered as "00," the year 2000 would be processed as 1900, a mistake that could foul a variety of date-sensitive transactions.

As your mutual fund sponsor, our goal is make sure there is no interruption in the level of service you receive. In the summary below, we've outlined the steps Calvert Group is taking to ensure our systems perform reliably.

Step One--Assess Systems and Software. Develop an Action Plan.
In 1997, we identified all systems, operating platforms and software potentially affected by the millennium bug. These included:

         Calvert Group systems--portfolio trading, sales contact and reporting and internal management reporting transfer agency systems--shareholder record-keeping and transaction processing subadvisor systems--investment accounting other third-party data and service systems.

We also formed a Y2K task force, led by Calvert's vice president of technology. This group has identified and prioritized our efforts to achieve year 2000 compliance.

Step Two--Test for Compliance. Repair Systems as Necessary.
Internal systems have been tested. We've made repairs and moved modified code into production. These systems are now fully compliant. Transfer agency systems were re-engineered for compliance in 1989. Recent tests indicate these are, in fact, compliant. The readiness of third-party systems, including subadvisor systems, has been evaluated. Based on information received from these groups, we have found no significant obstacles to compliance.

Step Three--Confirm Compliance. Finalize Contingency Plan.
Testing of transfer agency systems will continue through 1999 to ensure these remain compliant and continue to interact correctly with external systems and processes. The transfer agency has established a back-up site, should main systems fail, and compliance testing of these contingency measures are also underway. We are developing contingency plans to ensure that any unforeseen systems failures will not adversely affect our operations or inconvenience our shareholders.

For more information or to get an update on remediation and testing efforts, please visit us online at www.calv_Hlt445704416e_Hlt445704416rtgroup.com.

Calvert
Municipal
Fund, Inc.


This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1807

Web Site
http://www.calvertgroup.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814


Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund


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